American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
May 31, 2022

American Century® Diversified Municipal Bond ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.4%
Alabama — 0.6%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	535,000	545,750
Black Belt Energy Gas District Rev., VRN, 1.14%, (MUNIPSA plus 0.35%), 10/1/52 (GA: Goldman Sachs Group, Inc.)	500,000	488,325
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 4/1/49 (GA: Goldman Sachs Group, Inc.)	455,000	462,882
		1,496,957
Arizona — 5.8%
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/36	250,000	292,263
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/29	160,000	168,734
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/25	585,000	623,833
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 1.04%, (MUNIPSA plus 0.25%), 1/1/46	155,000	150,717
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	191,014	192,346
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	250,000	253,120
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 5.50%, 7/1/31(1)	150,000	153,627
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	300,000	342,576
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)	100,000	103,419
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	184,144
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	443,686
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	750,000	692,396
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/27	1,000,000	1,136,285
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	325,000	326,315
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	162,691
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	60,000	60,786
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	620,000	565,201
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/27	75,000	79,657
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	80,116
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(1)	500,000	448,749
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	206,366
Phoenix Civic Improvement Corp. Rev., (Phoenix Excise Tax Rev.), 4.00%, 7/1/45	1,000,000	1,023,942
Phoenix Civic Improvement Corp. Rev., (Phoenix Water System Rev.), 4.00%, 7/1/40	1,000,000	1,048,866
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	687,948
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	910,000	1,034,788
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	250,000	280,242
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	755,000	841,367
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	175,000	197,715
Scottsdale GO, 4.00%, 7/1/31	500,000	556,216
State of Arizona COP, 5.00%, 9/1/25	820,000	894,114
		13,232,225
California — 14.0%
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	535,000	608,542
Bay Area Toll Authority Rev., 4.00%, 4/1/29	275,000	292,855
Bay Area Toll Authority Rev., VRN, 1.24%, (MUNIPSA plus 0.45%), 4/1/56	250,000	245,111
California Community Choice Financing Authority Rev., VRN, 1.24%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	1,755,000	1,707,609
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	514,142
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/50(2)	100,000	18,103
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	100,000	103,310
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/48	850,000	903,848
California Housing Finance Rev., 4.00%, 3/20/33	384,873	385,192

California Housing Finance Rev., 4.25%, 1/15/35	479,710	485,792
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 1.14%, (MUNIPSA plus 0.35%), 8/1/47	250,000	247,774
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 1.49%, (MUNIPSA plus 0.70%), 12/1/50	1,000,000	992,108
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(1)	50,000	53,927
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(1)	110,000	119,033
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(1)	175,000	188,048
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	475,000	500,706
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(1)	265,000	250,263
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/25(1)	260,000	269,139
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/26(1)	405,000	420,098
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	195,000
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	250,000	260,426
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	249,333
California Statewide Communities Development Authority Special Assessment, (San Diego Assessment District No. 18-01), 5.00%, 9/2/29	250,000	276,001
California Statewide Communities Development Authority Special Tax, (Community Facilities District No. 2015), 4.00%, 9/1/40	245,000	239,380
City & County of San Francisco COP, 4.00%, 4/1/45	475,000	477,861
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(1)	500,000	463,248
CSCDA Community Improvement Authority Rev., 4.00%, 8/1/56(1)	300,000	267,239
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	350,000	269,390
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	750,000	536,632
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	170,000	131,877
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/38	700,000	838,754
Eastern Municipal Water District Rev., VRN, 0.89%, (MUNIPSA plus 0.10%), 7/1/46	750,000	742,762
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	500,000	540,243
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 3.00%, 9/1/25	155,000	153,542
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	256,808
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/34, Prerefunded at 100% of Par(3)	1,000,000	1,088,054
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	570,000	603,758
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/31 (AGM)(1)	215,000	230,016
Irvine Special Assessment, (Irvine Reassessment District No. 15-1), 5.00%, 9/2/25	700,000	758,033
Los Angeles Department of Airports Rev., 5.00%, 5/15/45	500,000	571,465
Los Angeles Department of Airports Rev., 5.00%, 5/15/47	905,000	958,445
Metropolitan Water District of Southern California Rev., VRN, 0.93%, (MUNIPSA plus 0.14%), 7/1/37	200,000	199,523
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	107,975
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35(4)	1,000,000	1,103,968
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,020,000	1,127,405
Orange County Airport Rev., 5.00%, 7/1/24	130,000	137,450
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	415,000	433,538
Orange County Transportation Authority Rev., 5.00%, 10/15/24	1,715,000	1,833,448
Palomar Health GO, 5.00%, 8/1/27	545,000	595,138
Peralta Community College District GO, 5.00%, 8/1/25	550,000	597,153
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	341,376
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	215,000	214,968
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/24	1,000,000	1,046,784
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	400,000	437,248
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/35	600,000	655,631
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	630,000	706,691
State of California GO, 5.00%, 10/1/23	725,000	757,720
State of California GO, 5.25%, 8/1/32 (AGM)	610,000	745,068
State of California GO, 5.00%, 8/1/34	245,000	269,634

State of California GO, 5.00%, 4/1/35	1,000,000	1,133,090
State of California GO, 5.00%, 4/1/42	250,000	275,377
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	280,000	297,964
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 14-1), 5.00%, 9/1/29	150,000	158,590
Woodside Fire Protection District COP, 4.00%, 5/1/41	445,000	462,955
		32,052,561
Colorado — 3.2%
Adams & Weld Counties School District No. 27J Brighton GO, 5.00%, 12/1/23	1,000,000	1,048,686
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	515,000	517,014
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/49	100,000	110,019
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	482,821
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	100,000	101,467
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	380,000	382,217
Colorado Health Facilities Authority Rev., (Sisters of Charity of Leavenworth Health System, Inc. Obligated Group), 4.00%, 1/1/38	210,000	213,391
Crystal Valley Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	500,000	519,097
Denver City & County School District No. 1 GO, 5.00%, 12/1/24	1,500,000	1,609,302
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	100,000	104,013
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/30	250,000	271,829
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/32	600,000	651,431
Regional Transportation District Rev., (Denver Transit Partners LLC), 4.00%, 7/15/34	500,000	495,533
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	220,000	240,891
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	513,099
		7,260,810
Connecticut — 2.2%
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	450,000	444,143
State of Connecticut GO, 5.00%, 11/15/31	365,000	392,993
State of Connecticut GO, 4.00%, 1/15/34	1,000,000	1,054,738
State of Connecticut GO, 4.00%, 6/1/36	1,000,000	1,034,023
State of Connecticut Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,322,748
Town of Greenwich GO, 5.00%, 1/15/26	725,000	800,404
		5,049,049
District of Columbia — 1.4%
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 10/1/26	660,000	738,561
District of Columbia Rev., (Plenary Infrastructure LLC), 5.00%, 2/28/25	1,000,000	1,055,069
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/39	535,000	577,900
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/28	390,000	446,574
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41	265,000	306,289
		3,124,393
Florida — 6.2%
Alachua County Health Facilities Authority Rev., (Shands Teaching Hospital & Clinics Obligated Group), 5.00%, 12/1/44	350,000	361,037
Alachua County Health Facilities Authority Rev., (Shands Teaching Hospital & Clinics Obligated Group), VRN, 5.00%, 12/1/37	350,000	382,152
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	100,000	103,189
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	320,246
Central Florida Expressway Authority Rev., 5.00%, 7/1/28 (AGM)	750,000	857,374
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(1)	260,000	235,354
Florida Development Finance Corp. Rev., 5.00%, 6/15/35	250,000	261,155
Florida Development Finance Corp. Rev., 5.00%, 6/15/47	800,000	825,315
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 3.00%, 6/1/22	115,000	115,000
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 3.00%, 6/1/23	115,000	113,578
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/24	105,000	104,047
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25	110,000	107,931
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26	110,000	106,756

Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AGM)(4)	1,050,000	1,199,944
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	193,824
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/42	390,000	420,313
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/27	375,000	415,971
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	550,000	561,191
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	175,000	181,655
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	1,390,000	1,569,034
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/30	800,000	902,280
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	105,000	109,720
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	375,000	389,241
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	750,000	679,482
Port State Lucie Sales Tax Rev., 4.00%, 9/1/51	375,000	387,473
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	650,000	618,771
State of Florida GO, 5.00%, 6/1/23	1,700,000	1,758,195
Wildwood Utility Dependent District Rev., 5.00%, 10/1/41 (BAM)	900,000	1,028,094
		14,308,322
Georgia — 2.3%
Atlanta Water & Wastewater Rev., 4.00%, 11/1/37	1,345,000	1,394,826
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	475,000	440,800
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	500,000	512,463
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 9/1/52 (GA: Citigroup, Inc.)	1,190,000	1,215,005
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	575,000	576,804
State of Georgia GO, 5.00%, 8/1/23	1,000,000	1,039,350
		5,179,248
Hawaii — 0.1%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	260,433
Idaho — 0.2%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	365,000	366,131
Illinois — 5.7%
Chicago GO, 5.00%, 1/1/26	275,000	289,081
Chicago GO, 5.50%, 1/1/49	100,000	107,016
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	292,899
Chicago Board of Education GO, 5.00%, 12/1/42	60,000	60,055
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR)(NATL-RE)	135,000	153,017
Cook County GO, 5.00%, 11/15/22	500,000	507,431
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), VRN, 5.00%, 8/15/53	525,000	614,790
Illinois Finance Authority Rev., (NorthShore University HealthSystem Obligated Group), 5.00%, 8/15/47	1,000,000	1,128,251
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 1.49%, (MUNIPSA plus 0.70%), 5/1/42	250,000	243,740
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 1/1/33	1,000,000	1,087,964
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	1,175,000	1,344,549
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	465,000	529,255
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	400,000	424,195
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	1,150,000	1,296,263
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/24	345,000	359,367
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	200,000	212,315
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/28	605,000	673,056
Northern Illinois University Rev., 5.00%, 10/1/28 (BAM)	325,000	365,643
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	250,000	258,345
State of Illinois GO, 5.00%, 10/1/25	175,000	187,403
State of Illinois GO, 5.00%, 11/1/29	280,000	301,062
State of Illinois GO, 5.00%, 10/1/30	625,000	672,553
State of Illinois GO, 5.00%, 10/1/33	200,000	210,050
State of Illinois GO, 5.50%, 5/1/39	220,000	238,312

State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,372,501
State of Illinois GO, 5.75%, 5/1/45	225,000	245,734
		13,174,847
Indiana — 0.5%
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	500,000	542,547
Purdue University Rev., 5.00%, 7/1/26	640,000	678,560
		1,221,107
Iowa — 1.1%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	400,000	398,836
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 1.10%, 5/15/56	500,000	485,832
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/39	850,000	861,168
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	645,000	640,782
Iowa Tobacco Settlement Authority Rev., Capital Appreciation, 0.00%, 6/1/65(2)	500,000	69,336
		2,455,954
Kansas — 0.2%
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	105,968
State of Kansas Department of Transportation Rev., 5.00%, 9/1/29	340,000	368,946
		474,914
Kentucky — 1.9%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/30	370,000	414,452
Kentucky Bond Development Corp. Rev., 5.00%, 9/1/38	250,000	279,142
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	105,420
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	300,000	305,371
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	450,734
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	256,983
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	500,000	513,682
Kentucky Public Energy Authority Rev., VRN, 1.72%, 8/1/52 (GA: Morgan Stanley)	1,000,000	973,676
Kentucky State University COP, 4.00%, 11/1/41 (BAM)	250,000	258,096
Kentucky State University COP, 4.00%, 11/1/46 (BAM)	750,000	769,486
		4,327,042
Louisiana — 0.4%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/39, Prerefunded at 100% of Par(3)	520,000	560,779
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	100,000	101,635
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	262,622
		925,036
Maryland — 2.3%
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	202,281
Baltimore County COP, 5.00%, 3/1/28	375,000	429,050
Brunswick Special Tax, 5.00%, 7/1/36	100,000	104,088
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	408,418
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/50	1,000,000	863,059
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	487,186
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/25	500,000	537,821
State of Maryland GO, 4.00%, 8/1/26	790,000	850,576
State of Maryland GO, 5.00%, 8/1/27	320,000	364,661
State of Maryland GO, 5.00%, 8/1/33	850,000	1,020,272
		5,267,412
Massachusetts — 2.8%
Massachusetts GO, 5.00%, 5/1/25	345,000	373,728
Massachusetts GO, 4.00%, 9/1/36	400,000	415,934
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/41	910,000	1,019,681
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/41	350,000	409,706
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/22(1)	115,000	115,418
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles Inc Obligated Group), 5.00%, 10/1/37(1)	150,000	158,495

Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	104,839
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	375,000	375,913
Massachusetts Port Authority Rev., 5.00%, 7/1/41	500,000	556,204
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	823,839
Massachusetts State College Building Authority Rev., 5.00%, 5/1/31	500,000	595,361
Massachusetts State College Building Authority Rev., 5.00%, 5/1/32	250,000	301,505
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/32	460,000	521,477
University of Massachusetts Building Authority Rev., (University of Massachusetts), 5.00%, 11/1/25	500,000	546,583
		6,318,683
Michigan — 2.2%
Detroit GO, 5.00%, 4/1/25	50,000	52,620
Detroit GO, 5.00%, 4/1/36	550,000	589,468
Detroit GO, 5.00%, 4/1/37	250,000	267,513
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	350,000	361,524
Lansing Board of Water & Light Rev., VRN, 2.00%, 7/1/51	750,000	719,884
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/27	1,335,000	1,486,189
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	395,000	400,834
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 1.25%, 6/1/30	55,000	55,000
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/32	500,000	556,030
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	200,000	205,001
Michigan State Hospital Finance Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/24	355,000	379,344
		5,073,407
Minnesota — 0.2%
Minneapolis MN/St Paul Housing & Redevelopment Authority Rev., (Allina Health Obligated Group), 5.00%, 11/15/24	370,000	394,149
Mississippi — 0.2%
State of Mississippi GO, 5.00%, 9/1/26	500,000	557,673
Missouri — 1.3%
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/27	200,000	223,132
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	150,000	169,469
Kansas City GO, 5.00%, 2/1/24	625,000	657,116
Kansas City Industrial Development Authority Rev., (Kansas City Airport Rev.), 5.00%, 3/1/46	1,000,000	1,068,884
Kansas City Industrial Development Authority Rev., (Kansas City), 5.00%, 3/1/37	600,000	651,843
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	300,000	329,705
		3,100,149
Nebraska — 0.4%
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	600,000	617,994
Omaha Public Power District Rev., 5.00%, 2/1/23	200,000	204,629
		822,623
Nevada — 2.1%
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	250,000	248,809
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	200,000	205,150
Las Vegas Special Improvement District No. 816 Special Assessment, 2.00%, 6/1/23	150,000	147,795
Las Vegas Valley Water District GO, 5.00%, 6/1/38	1,340,000	1,444,058
Sparks Rev., 2.50%, 6/15/24(1)	90,000	87,727
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,774,039
State of Nevada Highway Improvement Rev., 5.00%, 12/1/28	255,000	280,974
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	375,000	401,264
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	200,000	204,682
		4,794,498
New Hampshire — 0.8%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	290,155	305,461
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/27	500,000	511,549

New Hampshire Business Finance Authority Rev., (Waste Management, Inc.), VRN, 1.17%, (MUNIPSA plus 0.38%), 10/1/33 (GA: Waste Management Holdings)	1,000,000	962,161
		1,779,171
New Jersey — 3.5%
New Jersey Economic Development Authority Rev., 5.50%, 6/15/30, Prerefunded at 100% of Par(3)	260,000	297,577
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 9/1/24 (Ambac)	1,000,000	1,065,064
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	759,994
New Jersey Health Care Facilities Financing Authority Rev., (AtlantiCare Health System Obligated Group), 4.00%, 7/1/35	500,000	516,420
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 12/15/22	430,000	439,017
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	715,000	780,434
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/28	455,000	498,301
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	375,000	412,576
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	400,000	435,189
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	260,000	282,393
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	165,382
Newark Board of Education GO, 5.00%, 7/15/33 (BAM)	400,000	464,624
State of New Jersey GO, 4.00%, 6/1/31	690,000	744,941
State of New Jersey GO, 4.00%, 6/1/32	500,000	538,487
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	125,000	136,120
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	180,000	195,183
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	288,028
		8,019,730
New Mexico — 0.8%
New Mexico Finance Authority Rev., (New Mexico Finance Authority Public Project Revolving Fund), 5.00%, 6/1/24	1,000,000	1,061,329
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	100,000	99,681
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada)	500,000	531,310
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	105,000	103,108
		1,795,428
New York — 11.2%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 5.25%, 11/1/25	130,000	140,045
Huntington Local Development Corp. Rev., (Gurwin Independent Housing Obligated Group), 3.00%, 7/1/25	100,000	96,760
Long Island Power Authority Rev., VRN, 1.50%, 9/1/51	970,000	923,448
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	350,000	356,104
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	822,642
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	110,000	116,642
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	593,811
Metropolitan Transportation Authority Rev., 5.00%, 11/15/38	255,000	273,667
Metropolitan Transportation Authority Rev., VRN, 1.32%, 11/1/32 (AGM)	250,000	244,766
New York City GO, 5.00%, 8/1/23	365,000	379,320
New York City GO, 5.00%, 8/1/27	320,000	362,484
New York City GO, 5.25%, 5/1/41	150,000	176,903
New York City GO, 5.00%, 8/1/43	500,000	559,199
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/27 (AGM)	500,000	547,760
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	300,000	331,291
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/22	360,000	360,917
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/27	110,000	120,733
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/25	750,000	786,121
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/27	500,000	548,784
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/39	815,000	870,684
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/49	390,000	434,511
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/29	580,000	677,939
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/32	510,000	552,341
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/36	200,000	235,302

New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.50%, 10/1/37 (GA: Goldman Sachs Group, Inc.)	175,000	213,954
New York Power Authority Rev., 5.00%, 11/15/27 (AGM)	1,000,000	1,142,903
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	670,000	764,962
New York State Dormitory Authority Rev., (Fordham University), 5.00%, 7/1/25	710,000	765,029
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/51	550,000	630,554
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	1,002,022
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	500,000	522,652
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	750,000	778,667
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/26	1,100,000	1,213,570
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/24	500,000	531,819
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/39	850,000	1,005,418
New York State Thruway Authority Rev., 5.00%, 1/1/27	405,000	422,767
New York State Thruway Authority Rev., 5.00%, 1/1/29	915,000	973,844
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	723,545
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	400,000	452,556
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	121,627
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 10/31/46	500,000	475,938
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	170,000	167,931
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/42	640,000	685,431
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	545,000	590,333
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	255,000	290,877
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), VRN, 5.00%, 5/15/50	1,115,000	1,227,018
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(1)	455,000	436,813
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	102,849
		25,755,253
North Carolina — 2.4%
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	695,465
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	50,000	48,362
State of North Carolina GO, 5.00%, 6/1/25	570,000	620,017
State of North Carolina Rev., 5.00%, 5/1/25	315,000	341,509
State of North Carolina Rev., 5.00%, 3/1/33	345,000	392,426
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/25	1,000,000	1,084,156
Wake County GO, 5.00%, 3/1/26	340,000	376,469
Wake County GO, 5.00%, 2/1/27	1,000,000	1,129,582
Wake County Rev., 5.00%, 3/1/26	750,000	827,589
		5,515,575
Ohio — 2.7%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 5.00%, 12/1/29	535,000	602,280
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	300,000	290,562
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	485,000	492,663
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	466,634
Columbus GO, 5.00%, 4/1/32	500,000	573,603
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	383,555
Miami University/Oxford Rev., 5.00%, 9/1/36	570,000	667,300
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	170,000	176,121
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	103,417
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/46	500,000	578,495
State of Ohio GO, 5.00%, 6/15/41	275,000	320,824
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/39	700,000	706,134
Wright State University Rev., 4.00%, 5/1/23 (BAM)	400,000	408,383
Wright State University Rev., 4.00%, 5/1/24 (BAM)	430,000	445,893
		6,215,864

Oklahoma — 0.7%
Oklahoma Capitol Improvement Authority Rev., (Oklahoma Department of Transportation), 4.00%, 7/1/38	850,000	896,646
Oklahoma Water Resources Board Rev., 4.00%, 4/1/37	620,000	648,499
		1,545,145
Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	253,971
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	100,756
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	35,000	36,608
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	50,000	53,772
Oregon Health & Science University Rev., (Obligated Group), 4.00%, 7/1/41	200,000	206,574
State of Oregon GO, 5.00%, 5/1/26	505,000	559,692
		1,211,373
Pennsylvania — 3.1%
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 2/1/28	150,000	156,694
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/40	300,000	293,957
Commonwealth Financing Authority Rev., 5.00%, 6/1/24	1,625,000	1,710,242
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	290,000	311,153
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	15,000	16,312
Delaware County Authority Rev., (Villanova University), 5.00%, 8/1/31	1,200,000	1,286,511
Geisinger Authority Rev., (Geisinger Health System Obligated Group), 5.00%, 2/15/32	150,000	162,932
Pennsylvania GO, 5.00%, 7/15/29	845,000	981,885
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	290,000	332,805
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	340,000	355,201
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/45	1,000,000	1,116,066
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	300,000	317,330
		7,041,088
South Carolina — 0.4%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	100,848
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	270,000	223,757
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	500,000	544,886
		869,491
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 0.00%, Capital Appreciation, 6/1/43(1)(2)	4,000,000	1,341,876
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 4.00%, 7/1/46	225,000	230,496
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	150,000	157,059
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	225,000	234,963
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	355,000	365,716
		2,330,110
Texas — 8.6%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	425,000	455,881
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/25 (PSF-GTD)	170,000	177,353
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/26 (PSF-GTD)	280,000	295,155
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 5.00%, 8/15/29 (PSF-GTD)	400,000	462,189
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,122,786
Bexar County GO, 4.00%, 6/15/33, Prerefunded at 100% of Par(3)	950,000	1,005,677
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/33, Prerefunded at 100% of Par(3)	600,000	612,228
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,000,000	1,004,751
Central Texas Turnpike System Rev., 5.00%, 8/15/42	245,000	251,463
Clear Creek Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	750,000	827,894
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	52,745
Corpus Christi Utility System Rev., 5.00%, 7/15/33	400,000	468,742
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	290,000	332,845
El Paso Water & Sewer Rev., 4.00%, 3/1/40	1,000,000	1,043,446
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,071,951

Frisco Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	780,000	859,251
Houston GO, 5.00%, 3/1/29	340,000	392,778
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	184,901
Katy Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	350,000	399,098
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	1,755,000	1,958,699
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(3)	240,000	269,913
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	585,000	610,850
San Antonio Water System Rev., 4.00%, 5/15/34	275,000	294,378
State of Texas GO, 5.00%, 8/1/40	815,000	877,614
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/47	250,000	250,106
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	945,000	994,117
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26 (GA: Macquarie Group Ltd.)	250,000	267,091
Texas Transportation Commission Turnpike System Rev., 5.00%, 8/15/41, Prerefunded at 100% of Par(3)	825,000	831,381
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/25	850,000	932,911
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	415,000	486,322
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	325,000	378,785
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/51	500,000	520,057
		19,693,358
Utah — 1.2%
Intermountain Power Agency Rev., 5.00%, 7/1/27	500,000	565,618
State of Utah GO, 5.00%, 7/1/26	415,000	462,983
State of Utah GO, 5.00%, 7/1/28	585,000	677,342
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(1)	750,000	624,805
Vineyard Redevelopment Agency Tax Allocation, (Geneva Urban Renewal Project Area), 4.00%, 5/1/40 (AGM)	160,000	167,695
Vineyard Redevelopment Agency Tax Allocation, (Geneva Urban Renewal Project Area), 4.00%, 5/1/41 (AGM)	175,000	183,132
		2,681,575
Virginia — 0.9%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	330,000	369,851
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	670,000	671,708
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/37	825,000	831,007
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	201,449
		2,074,015
Washington — 2.5%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37(4)	500,000	596,609
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	720,000	838,648
Port of Seattle Rev., 5.00%, 4/1/36	540,000	593,088
Seattle Municipal Light & Power Rev., VRN, 1.04%, (MUNIPSA plus 0.25%), 5/1/45	200,000	198,326
State of Washington GO, 5.00%, 2/1/29	420,000	478,676
State of Washington GO, 5.00%, 6/1/36	850,000	987,891
State of Washington GO, 5.00%, 8/1/39	300,000	322,100
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	322,730
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/23	500,000	505,454
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	655,881
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	300,000	275,010
		5,774,413
West Virginia — 0.2%
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	320,000	366,225
Wisconsin — 1.6%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	100,000	108,561
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 5.00%, 7/1/41	250,000	270,619
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	76,122
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	153,674

Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	600,000	657,254
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	81,767
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	250,000	215,499
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	225,000	192,666
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	215,000	176,521
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	469,513
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 0.97%, (MUNIPSA plus 0.18%), 8/15/54	1,000,000	1,000,000
Wisconsin Health & Educational Facilities Authority Rev., (Chiara Communities, Inc.), 5.00%, 7/1/43	200,000	203,235
		3,605,431
TOTAL MUNICIPAL SECURITIES (Cost $237,981,246)		227,510,868
SHORT-TERM INVESTMENTS — 2.5%
MONEY MARKET FUNDS — 2.5%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class	5,657,285	5,657,285
TOTAL SHORT-TERM INVESTMENTS (Cost $5,656,721)		5,657,285
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $243,637,967)		233,168,153
OTHER ASSETS AND LIABILITIES — (1.9)%		(4,326,140)
TOTAL NET ASSETS — 100.0%		$228,842,013

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
MUNIPSA	-	SIFMA Municipal Swap Index
PSF-GTD	-	Permanent School Fund Guaranteed
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $13,349,379, which represented 5.8% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	227,510,868	—
Short-Term Investments	5,657,285	—	—
	5,657,285	227,510,868	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.